Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic income-Cayman Islands	$ (2,256,184)	$ (619,851)
Foreign income-PRC	(8,814,304)	3,153,986	8,448,457
Foreign income-Hong Kong	(561,620)	(665,810)	(20,523)
Total (loss) income before taxes	$ (11,632,108)	$ 1,868,325	$ 8,427,934